5. Related Party Transactions (Details Narrative) (USD $)	4 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Contributed assets	$ 488
Stock issued in exchange of assets	48,500,000
Sales and marketing	$ 211,742